INVESTMENTS - Trading Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Net investment gains (losses) recognized during the period on securities held at the end of the period	$ (198)	$ (274)	$ 128
Net investment gains (losses) recognized on securities sold during the period	0	248	42
Unrealized and realized gains (losses) on trading securities	(198)	(26)	170
Interest and dividend income from trading securities	29	99	217
Net investment income (loss) from trading securities	$ (169)	$ 73	$ 387